Long-Term Debt, Net, SoftBank Debt Financing and Interest Expense - Narrative (Details) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended				48 Months Ended
	Nov. 04, 2019	Feb. 28, 2022	Apr. 30, 2018	Feb. 28, 2020	Mar. 31, 2021	Dec. 31, 2019	Aug. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2025	Feb. 12, 2024	Mar. 28, 2023	Mar. 27, 2023	Feb. 28, 2023	Feb. 10, 2023	Jan. 31, 2023	Dec. 20, 2022	Nov. 30, 2022	May 31, 2022	May 10, 2022	Oct. 20, 2021	Mar. 25, 2021	Aug. 31, 2020	Jul. 10, 2020	Dec. 27, 2019	Oct. 31, 2019	Feb. 08, 2019
Debt Instrument [Line Items]
Debt issuance costs																					$ 54,000,000
Gain (loss) on extinguishment of debt								$ 0	$ 0	$ (77,000,000)
Write off of debt issuance costs								58,000,000
Total warrant liabilities, net								1,000,000	16,000,000
Fees reimbursed, cumulative									35,000,000
LatamCo
Debt Instrument [Line Items]
Joint venture, reimbursement payable waived		$ 7,000,000
2020 LC Facility Warrant [Member]
Debt Instrument [Line Items]
Total warrant liabilities, net								0	$ 0
LC Warrant
Debt Instrument [Line Items]
Shares to be issued upon exercise of warrants (in shares)									11,923,567
Warrants, exercise price (in usd per share)									$ 0.01
Total warrant liabilities, net									$ 102,000,000														$ 102,000,000
SoftBank Debt Financing Warrant
Debt Instrument [Line Items]
Total warrant liabilities, net										$ 419,000,000
Affiliated Entity
Debt Instrument [Line Items]
Debt issuance costs								23,000,000	8,000,000
Write off of debt issuance costs									5,000,000
Warrants (in shares)										5,057,306
Fee reimbursement liability, maximum						$ 50,000,000					$ 50,000,000
Fee reimbursement liability								8,000,000	15,000,000
Deferred financing costs, net								$ 20,000,000
Stock issuance costs					$ 48,000,000	15,000,000
Affiliated Entity | Letter of Credit
Debt Instrument [Line Items]
Debt issuance costs						$ 284,000,000					$ 284,000,000
Warrants, exercise price (in usd per share)						$ 0.01					$ 0.01
Availability																												$ 1,750,000,000
Affiliated Entity | SoftBank Unsecured Notes Warrants
Debt Instrument [Line Items]
Shares to be issued upon exercise of warrants (in shares)						71,541,399					71,541,399
Warrants, exercise price (in usd per share)						$ 0.01					$ 0.01
Affiliated Entity | 2020 LC Facility Warrant [Member]
Debt Instrument [Line Items]
Shares to be issued upon exercise of warrants (in shares)						35,770,699					35,770,699
Affiliated Entity | 2019 Warrant
Debt Instrument [Line Items]
Temporary equity, stock issuance costs						$ 15,000,000
Stock issuance costs	$ 39,000,000
424 Fifth Venture Loans
Debt Instrument [Line Items]
Aggregate principal amount																													$ 900,000,000
Repayment of debt										$ 757,000,000
Outstanding principal balance										685,000,000
Gain (loss) on extinguishment of debt										72,000,000
Prepayment penalty and other closing costs										56,000,000
Weighted average interest rate				7.80%
Interest expense				$ 10,000,000
Minimum | Affiliated Entity
Debt Instrument [Line Items]
Debt issuance costs, amortization period								3 years
Maximum | Affiliated Entity
Debt Instrument [Line Items]
Debt issuance costs, amortization period								5 years
Senior Notes
Debt Instrument [Line Items]
Interest rate								7.875%
Aggregate principal amount			$ 702,000,000
Issuance of debt			702,000,000
Debt issuance costs			$ 17,000,000
Repayment of debt											$ 33,000,000
Outstanding principal balance								$ 669,000,000	669,000,000
Senior Notes | Affiliated Entity
Debt Instrument [Line Items]
Interest rate					7.50%															11.00%				7.50%
Aggregate principal amount					$ 550,000,000				500,000,000															$ 550,000,000
Maximum amount outstanding																				$ 500,000,000
Long-term debt								0	0
Senior Notes | Affiliated Entity | Subsequent Event
Debt Instrument [Line Items]
Aggregate principal amount																		$ 250,000,000
Remaining availability														$ 250,000,000
Senior Notes | Affiliated Entity | Subsequent Event | Debt Instrument Issuance Period One
Debt Instrument [Line Items]
Remaining availability															$ 50,000,000
Senior Notes | Affiliated Entity | Subsequent Event | Debt Instrument Issuance Period Two
Debt Instrument [Line Items]
Remaining availability															75,000,000
Senior Notes | Affiliated Entity | Subsequent Event | Debt Instrument Issuance Period Three
Debt Instrument [Line Items]
Remaining availability															75,000,000
Senior Notes | Affiliated Entity | Subsequent Event | Debt Instrument Issuance Period Four
Debt Instrument [Line Items]
Remaining availability															$ 50,000,000
Senior Notes | Forecast
Debt Instrument [Line Items]
Minimum Growth-Adjusted EBITDA												$ 2,000,000,000
Senior Notes | Forecast | Affiliated Entity
Debt Instrument [Line Items]
Maximum amount outstanding													$ 446,000,000
Commitment fee							$ 10,000,000
Senior Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price			100.00%
Senior Notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Redemption price			101.00%
Other Loans
Debt Instrument [Line Items]
Repayment of debt								6,000,000	4,000,000	54,500,000
Outstanding principal balance								25,000,000	35,000,000
Gain (loss) on extinguishment of debt								$ 0	0	(1,000,000)
Other Loans | Minimum
Debt Instrument [Line Items]
Interest rate								3.30%
Other Loans | Maximum
Debt Instrument [Line Items]
Interest rate								20.90%
Senior secured debt
Debt Instrument [Line Items]
Outstanding principal balance								$ 3,244,000,000
Senior secured debt | Affiliated Entity
Debt Instrument [Line Items]
Interest rate																									12.50%
Aggregate principal amount																									$ 1,100,000,000			$ 1,100,000,000
Write off of debt issuance costs										$ 6,000,000
Senior unsecured notes
Debt Instrument [Line Items]
Outstanding principal balance								$ 2,200,000,000
Senior unsecured notes | Affiliated Entity
Debt Instrument [Line Items]
Interest rate								5.00%																				5.00%
Aggregate principal amount																										$ 2,200,000,000		$ 2,200,000,000
Debt issuance costs						$ 569,000,000					$ 569,000,000
Outstanding principal balance								$ 2,200,000,000	$ 2,200,000,000
Implied interest rate								11.69%
Term								5 years
Senior unsecured notes | Affiliated Entity | Debt Instrument Tranche One
Debt Instrument [Line Items]
Interest rate									5.00%
Aggregate principal amount									$ 550,000,000
Senior unsecured notes | Affiliated Entity | Debt Instrument Tranche Two
Debt Instrument [Line Items]
Interest rate									5.00%
Aggregate principal amount									$ 1,650,000,000
Line of Credit
Debt Instrument [Line Items]
Interest rate								9.593%
Outstanding principal balance								$ 350,000,000	$ 0
Line of Credit | 2020 Credit Facility
Debt Instrument [Line Items]
Availability																			$ 1,100,000,000								$ 1,750,000,000
Implied interest rate								12.47%
Line of Credit | 2020 Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Remaining availability								$ 21,000,000
Line of Credit | 2020 Credit Facility | Letter of Credit | Subsequent Event
Debt Instrument [Line Items]
Availability																$ 1,100,000,000
Line of Credit | 2020 Credit Facility | Senior Letter of Credit Tranche
Debt Instrument [Line Items]
Availability																						$ 1,250,000,000
Line of Credit | 2020 Credit Facility | Senior Letter of Credit Tranche | Subsequent Event
Debt Instrument [Line Items]
Availability																960,000,000	$ 1,050,000,000.00
Line of Credit | 2020 Credit Facility | Junior Letter of Credit Tranche
Debt Instrument [Line Items]
Availability								$ 350,000,000														$ 350,000,000
Line of Credit | 2020 Credit Facility | Junior Letter of Credit Tranche | Subsequent Event
Debt Instrument [Line Items]
Availability																470,000,000
Line of Credit | Senior Letter of Credit Tranche | Subsequent Event
Debt Instrument [Line Items]
Availability																$ 960,000,000	$ 930,000,000